LEASES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Right of use assets, beginning	$ 33	$ 20
Increase		13
Increases by incorporation
Decrease
Transfers	(8)
Right of use assets, ending	25	33
Right of use assets amortization, beginning	(12)	(11)
For the year	(2)	(1)
Right of use assets amortization, ending	(14)	(12)
Net book values	11	21
Machinery [member]
IfrsStatementLineItems [Line Items]
Right of use assets, beginning	27
Increase
Increases by incorporation
Decrease
Transfers	(2)
Right of use assets, ending	25	27
Right of use assets amortization, beginning	(12)
For the year	(2)
Right of use assets amortization, ending	(14)	(12)
Net book values	11	15
Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Right of use assets, beginning	6
Increase
Increases by incorporation
Decrease
Transfers	(6)
Right of use assets, ending		6
Net book values		6
Administrative Offices [Member]
IfrsStatementLineItems [Line Items]
Right of use assets, beginning
Increase
Increases by incorporation	1
Decrease	(1)
Transfers
Right of use assets, ending